Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	2025 £m	2024 £m
Raw materials and consumables	2,022	2,056
Finished goods and work in progress	2,254	2,434
Goods purchased for resale	106	126
	4,382	4,616